Parent Company Only Condensed Financial Information	12 Months Ended
Jun. 30, 2019
Parent Company Only Condensed Financial Information [Abstract]
Parent Company Only Condensed Financial Information

NOTE 22 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of June 30,
	2019	2018
ASSETS
Current assets
Cash and cash equivalents	$3,471,191	$5,187,478
Amounts due from underwriters on the over-allotment	-	1,472,592
Escrow receivable	200,000	-
Amounts due from subsidiaries	4,987,999	3,334,136
Prepayments, deposits and other assets, net	39,961	1,122
Total Current Assets	8,699,151	9,995,328

Escrow receivable	-	200,000
Investments in subsidiaries	12,673,565	7,417,234
Total Assets	$21,372,716	$17,612,562

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities
Salaries and benefits payable	584,280	133,488

Total Current Liabilities	584,280	133,488

Commitments and Contingencies

Shareholders' Equity
Common share, $0.0001 par value; 100,000,000 shares authorized; 13,913,201 shares issued and outstanding as of June 30, 2019 and 13,590,000 shares issued and outstanding as of June 30, 2018*	1,391	1,359
Additional paid-in capital	24,276,622	17,285,543
Accumulated (deficits) retained earnings	(2,675,927)	593,849
Accumulated other comprehensive loss	(813,650)	(401,677)

Total Shareholders' Equity	20,788,436	17,479,074

Total Liabilities and Shareholders' Equity	$21,372,716	$17,612,562

*	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance (Note 19).

Condensed statements of comprehensive (loss) income

	For the years ended June 30,
	2019	2018	2017

Revenues	$201,614	$-	$-
Less: Cost of revenues	(200,954)	-	-
Gross profit	660	-	-

General and administrative expenses	(8,651,816)	(619,892)	-
Share of profit in subsidiaries, net (Note a)	5,317,315	3,055,340	2,047,445
Other income	66,806	-	-
Other expenses	(2,741)	(985)	-

(Loss) profit before income tax	(3,269,776)	2,434,463	2,047,445
Benefit for income tax	-	-	-
Net (loss) profit	(3,269,776)	2,434,463	2,047,445

Other comprehensive (loss) income
Foreign currency translation (loss) gain	$(411,973)	$45,593	$(94,909)

Comprehensive (loss) income	$(3,681,749)	$2,480,056	$1,952,536

Condensed statements of cash flows

	For the years ended June 30,
	2019	2018	2017
Net cash used in operating activities	$(3,189,448)	$(4,099,305)	$-
Net cash provided by financing activities	1,472,592	9,341,538	-
Effect of exchange rate changes on cash	569	(54,755)	-
Net (decrease) increase in cash	(1,716,287)	5,187,478	-
Cash and cash equivalents, at beginning of year	$5,187,478	$-	$-
Cash, cash equivalents at the end of the year	$3,471,191	$5,187,478	$-

(a) Basis of presentation

In the Company-only financial statements, the Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10 Investment-Equity Method and Joint Ventures. Such investments are presented on the balance sheets as "Investments in subsidiaries" and share of the subsidiaries' profit or loss are shown as "Share of profit in subsidiaries, net" on the statements of comprehensive income (loss).

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company's consolidated financial statements.